Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Loss Per Common Share [Abstract]
Reconciliation of numerator and denominator used in computing basic and diluted net loss per common share

	Year Ended
	December 31,
	2014	2013
Numerator:
Net loss	$(1,657,877)	$(4,006,013)
Denominator:
Basic shares:
Weighted-average common shares outstanding	39,169,196	38,937,210
Diluted shares:
Weighted-average shares used to compute basic net loss per share	39,169,196	38,937,210
Weighted-average shares used to compute diluted net loss per share	39,169,196	38,937,210

Net loss per share:
Basic	$(0.04)	$(0.10)
Diluted	$(0.04)	$(0.10)